Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

September 2, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	XBRL Exhibits

EGA Emerging Global Shares Trust (the “Registrant”)

File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated August 26, 2015, for the EGShares EM Core ex-China ETF series of the Registrant, as filed pursuant to Rule 497(c) under the 1933 Act on August 26, 2015 (Accession Number: 0001144204-15-052087).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

Cc:	Robert C. Holderith
Maya Teufel